Discontinued Operations (Details Narrative) $ in Thousands	Dec. 31, 2019 USD ($)
Vessels part of the Crude and Product tanker business [Member]
Property, Plant and Equipment [Line Items]
Paid advances relating to the purchase of exhaust gas cleaning systems and ballast water treatment systems	$ 1,110